(13) EQUITY METHOD INVESTEES (Tables)	12 Months Ended
Dec. 31, 2019
Equity Method Investees [Abstract]
Schedule of permanent equity interests - equity method
	Dec 31, 2019	Dec 31, 2018
Equity interests - equity method
By equity method of the Joint Venture	988,516	970,302
Fair value of assets, net	9,481	10,060
Total	997,997	980,362

Schedule of investment balances relate to interests in entities

In the financial statements, the investment balances relate to interests in entities accounted for by the equity method:

	Share of equity		Share of profit (loss)
Joint ventures	Dec 31, 2019	Dec 31, 2018	2019	2018	2017
Baesa	156,185	175,189	750	791	11,849
Enercan	207,868	175,122	123,240	101,392	85,808
Chapecoense	381,219	378,558	140,949	127,250	120,651
EPASA	243,244	241,433	84,730	105,343	94,663
Fair value adjustments of assets, net	9,481	10,060	(579)	(579)	(579)
	997,997	980,362	349,090	334,198	312,390

Schedule of receivable from the joint ventures, relating to dividends and interest on capital

At December 31, 2019 and 2018, the Group has the following amounts receivable from the joint ventures below, relating to dividends and interest on capital:

	Dividend		Interest on own capital		Total
Investments	Dec 31, 2019	Dec 31, 2018	Dec 31, 2019	Dec 31, 2018	Dec 31, 2019	Dec 31, 2018
Investco	-	-	415	1,436	415	1,436
EPASA	-	-	-	-	-	-
Baesa	3,504	3	-	-	3,504	3
Enercan	59,289	65,010	-	-	59,289	65,010
Chapecoense	37,090	33,733	-	-	37,090	33,733
Total	99,883	98,746	415	1,436	100,297	100,182

Schedule of joint venture

Summarized financial information on joint ventures at December 31, 2019 and 2018 and income statement for the years ended December 31, 2019, 2018 and 2017 is as follows:

	December 31, 2019
Joint venture	Enercan	Baesa	Chapecoense	Epasa
Current assets	219,117	66,863	379,359	294,877
Cash and cash equivalents	77,290	18,315	240,645	96,130
Noncurrent assets	982,032	915,379	2,472,085	470,864

Current liabilities	390,817	72,383	451,803	93,512
Borrowings and debentures	133,548	-	138,759	35,660
Other financial liabilities	7,131	35,944	75,668	1,416
Noncurrent liabilities	383,699	285,269	1,652,152	216,233
Borrowings and debentures	255,756	-	913,308	115,842
Other financial liabilities	25,513	271,267	731,113	-
Equity	426,632	624,591	747,489	455,996

Net operating revenue	650,900	286,378	881,458	560,203
Operational costs and expenses	(192,780)	(201,494)	(195,973)	(319,024)
Depreciation and amortization	(49,110)	(50,832)	(124,244)	(34,690)
Interest income	5,573	1,850	16,309	3,990
Interest expense	(33,399)	(31,533)	(163,977)	(13,972)
Income tax expense	(126,313)	(1,124)	(136,830)	(38,983)
Profit (loss) for the year	252,941	2,999	276,370	158,839
Equity Interests and voting capital	48.72%	25.01%	51.00%	53.34%

	December 31, 2018
Joint venture	Enercan	Baesa	Chapecoense	Epasa
Current assets	208,326	68,956	345,737	327,084
Cash and cash equivalents	66,519	17,425	184,002	18,269
Noncurrent assets	1,033,320	966,664	2,604,162	502,618

Current liabilities	385,271	50,639	424,635	152,168
Borrowings and debentures	137,225	-	138,706	34,473
Other financial liabilities	5,869	34,832	74,156	1,346
Noncurrent liabilities	496,953	284,391	1,782,993	224,933
Borrowings and debentures	383,358	-	1,045,402	151,964
Other financial liabilities	26,936	272,079	734,630	-
Equity	359,422	700,590	742,271	452,601

Net operating revenue	591,875	321,142	863,861	840,005
Operational costs and expenses	(188,756)	(214,448)	(191,749)	(562,097)
Depreciation and amortization	(50,051)	(50,609)	(117,858)	(34,525)
Interest income	4,793	4,176	15,729	5,106
Interest expense	(46,042)	(53,946)	(191,818)	(17,491)
Income tax expense	(101,484)	(1,229)	(124,284)	(38,740)
Profit (loss) for the year	208,100	3,164	249,510	197,481
Equity Interests and voting capital	48.72%	25.01%	51.00%	53.34%

	December 31, 2017
Joint venture	Enercan	Baesa	Chapecoense	Epasa
Net operating revenue	580,430	412,329	829,525	789,402
Operational costs and expenses	(273,339)	(265,955)	(186,638)	(518,352)
Depreciation and amortization	(52,773)	(50,621)	(126,811)	(35,640)
Interest income	32,849	4,906	24,639	6,102
Interest expense	(31,135)	(27,986)	(183,237)	(26,197)
Income tax expense	(88,229)	(25,442)	(123,307)	(39,892)
Profit (loss) for the year	176,113	47,385	236,570	177,458
Equity Interests and voting capital	48.72%	25.01%	51.00%	53.34%